Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 526	$ 561
Non-depreciable capital property	271	271
Non-capital losses	302	255
Pension obligations	197	354
Investment in subsidiaries	86	84
Tax credit carryforwards	71	49
Environmental expenditures	59	71
Depreciation and amortization in excess of capital cost allowance	20	125
Other	24	23
Deferred income tax assets gross	1,556	1,793
Less: valuation allowance	(366)	(364)
Total deferred income tax assets	1,190	1,429
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	9	75
Regulatory amounts that are not recognized for tax purposes	188	411
Goodwill	10	10
Other	23	17
Total deferred income tax liabilities	230	513
Net deferred income tax assets	$ 960	$ 916